UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number   811-21944
                                                   -------------

                       First Trust Exchange-Traded Fund II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
          (Address of principal executive offices)     (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000
                                                    -------------------

Date of fiscal year end:  September 30
                          -------------------

Date of reporting period: June 30, 2009
                          -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.




FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)


   SHARES   DESCRIPTION                                 VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.1%
            BELGIUM -- 2.7%
    3,657   Belgacom SA                           $   116,636
                                                  ------------
            DENMARK -- 4.4%
    3,598   D/S Norden A/S                            123,018
    1,842   Danisco A/S                                72,175
                                                  ------------
                                                      195,193
                                                  ------------
            FINLAND -- 6.5%
    8,928   Metso Oyj                                 166,579
    6,066   Rautaruukki Oyj                           121,264
                                                  ------------
                                                      287,843
                                                  ------------
            FRANCE -- 7.0%
    4,398   France Telecom SA                          99,704
    1,729   Vallourec SA                              209,882
                                                  ------------
                                                      309,586
                                                  ------------
            GERMANY -- 11.7%
    3,179   BASF SE                                   126,343
    8,493   Deutsche Telekom AG                       100,082
    2,320   RWE AG                                    154,595
    5,423   Thyssenkrupp AG                           134,580
                                                  ------------
                                                      515,600
                                                  ------------
            IRELAND -- 1.8%
    3,925   DCC PLC                                    80,941
                                                  ------------
            ITALY -- 4.2%
   37,812   Enel S.p.A                                184,066
                                                  ------------
            NETHERLANDS -- 11.3%
   31,610   Koninklijke BAM Groep N.V.                256,444
    5,984   Koninklijke Boskalis Westminster
               N.V.                                   135,658
    3,332   Koninklijke DSM N.V.                      104,378
                                                  ------------
                                                      496,480
                                                  ------------
            NORWAY -- 1.2%
    2,717   StatoilHydro ASA                           53,494
                                                  ------------
            SPAIN -- 7.6%
   27,766   Banco Santander SA                        333,427
                                                 ------------
            SWEDEN -- 5.0%
    6,905   Ratos AB                                  139,628
   11,055   Sandvik AB                                 82,038
                                                 ------------
                                                      221,666
                                                  ------------
            SWITZERLAND -- 12.9%
    1,392   Baloise Holding AG                        103,322
      807   Helvetia Holding AG                       213,532
    1,120   Sulzer AG                                  70,918
      213   Swisscom AG                                65,377
      637   Zurich Financial Services AG              112,210
                                                  ------------
                                                      565,359
                                                  ------------
            UNITED KINGDOM -- 23.8%
   67,304   Brit Insurance Holdings PLC               209,000


SHARES      DESCRIPTION                                 VALUE
---------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            UNITED KINGDOM (CONTINUED)
   79,062   Man Group PLC                         $   360,951
   10,374   Provident Financial PLC                   135,429
   67,383   Tomkins PLC                               164,070
   21,726   United Utilities PLC                      177,646
                                                  ------------
                                                    1,047,096
                                                  ------------


            TOTAL INVESTMENTS -- 100.1%
              (Cost $4,412,555) (b)                 4,407,387
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                    (4,034)
                                                  ------------
            NET ASSETS -- 100.0%                  $ 4,403,353
                                                  ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $645,350 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $650,518.


-----------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2009 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

INVESTMENTS                LEVEL 1          LEVEL 2         LEVEL 3
                          ------------------------------------------
Common Stocks             $  4,407,387      $    -          $    -
                          ------------------------------------------
Total Investments         $  4,407,387      $    -          $    -
                          ==========================================

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

JUNE 30, 2009 (UNAUDITED)


                                              % OF
INDUSTRY                                   NET ASSETS
---------------------------------------------------------

Insurance                                     14.6%
Machinery                                     12.0
Capital Markets                               11.4
Construction & Engineering                     8.9
Diversified Telecommunication Services         8.7
Commercial Banks                               7.6
Multi-Utilities                                7.5
Metals & Mining                                5.7
Industrial Conglomerates                       5.5
Chemicals                                      5.3
Electric Utilities                             4.2
Consumer Finance                               3.1
Marine                                         2.8
Food Products                                  1.6
Oil, Gas & Consumable Fuels                    1.2
---------------------------------------------------------
TOTAL INVESTMENTS                            100.1
NET OTHER ASSETS AND LIABILITIES              (0.1)
                                           --------
TOTAL                                        100.0%
                                           ========

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)


SHARES      DESCRIPTION                                 VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AUSTRALIA -- 8.9%
   17,999   Australand Property Group             $     6,962
    8,700   Bunnings Warehouse Property Trust          11,427
   38,941   CFS Retail Property Trust                  51,775
   39,407   Commonwealth Property Office Fund          26,356
   99,749   Dexus Property Group                       60,283
   58,983   Goodman Group                              17,586
  178,237   GPT Group                                  70,376
   38,332   ING Office Fund                            14,208
   97,280   Macquarie Office Trust                     16,462
   39,810   Mirvac Group                               34,645
   45,689   Stockland                                 118,180
   48,305   Westfield Group                           442,958
                                                  ------------
                                                      871,218
                                                  ------------
            AUSTRIA -- 0.3%
    1,852   CA Immobilien Anlagen AG (b)               15,329
    1,811   Conwert Immobilien Invest AG (b)           14,634
                                                  ------------
                                                       29,963
                                                  ------------
            BELGIUM -- 0.7%
      356   Befimmo S.C.A                              27,024
      190   Cofinimmo SA                               22,123
      147   Intervest Offices N.V.                      3,867
       34   Leasinvest Real Estate S.C.A                2,413
      182   Warehouses de Pauw S.C.A                    7,404
       45   Wereldhave Belgium S.C.A                    3,115
                                                  ------------
                                                       65,946
                                                  ------------
            BERMUDA -- 2.4%
    6,887   Great Eagle Holdings Ltd.                  14,449
   35,922   Hongkong Land Holdings Ltd.               127,164
   13,411   Hopson Development Holdings Ltd.           20,765
   12,005   Kerry Properties Ltd.                      52,667
    1,630   Orient-Express Hotels Ltd., Class A        13,839
                                                  ------------
                                                      228,884
                                                  ------------
            CANADA -- 3.2%
      665   Allied Properties Real Estate
               Investment Trust                         8,433
    1,041   Boardwalk Real Estate Investment
               Trust                                   29,266
    6,249   Brookfield Properties Corp.                49,427
    1,660   Calloway Real Estate Investment
               Trust                                   18,325
    1,439   Canadian Apartment Properties Real
               Estate Investment Trust                 16,516
    1,404   Canadian Real Estate Investment
               Trust                                   29,694
    2,125   Chartwell Seniors Housing Real
               Estate Investment Trust                  9,902


SHARES      DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            CANADA (CONTINUED)
    1,075   Cominar Real Estate Investment
               Trust                              $    14,307
      364   Dundee Real Estate Investment
               Trust                                    4,741
    1,474   Extendicare Real Estate Investment
               Trust                                    7,920
    3,129   H&R Real Estate Investment Trust           29,537
    1,576   InnVest Real Estate Investment
               Trust                                    5,352
      918   Morguard Real Estate Investment
               Trust                                    7,616
      483   Northern Property Real Estate
               Investment Trust                         7,778
    1,311   Primaris Retail Real Estate
               Investment Trust                        13,345
    4,713   RioCan Real Estate Investment
               Trust                                   61,913
                                                  ------------
                                                      314,072
                                                  ------------
            CAYMAN ISLANDS -- 2.6%
   32,183   Agile Property Holdings Ltd.               46,260
   40,909   China Resources Land Ltd.                  90,686
   69,049   Country Garden Holdings Co., Ltd.          32,163
   24,090   New World China Land Ltd.                  13,397
   28,155   Shimao Property Holdings Ltd.              54,711
   29,522   Shui On Land Ltd.                          20,227
                                                  ------------
                                                      257,444
                                                  ------------
            FINLAND -- 0.3%
    3,497   Citycon Oyj                                 9,125
    4,408   Sponda Oyj (b)                             12,553
    1,217   Technopolis PLC                             5,053
                                                  ------------
                                                       26,731
                                                  ------------
            FRANCE -- 4.8%
      991   Acanthe Developpement SA                    1,557
       85   Affine Group                                1,502
      653   Fonciere des Regions Group                 49,087
      396   Gecina SA                                  24,499
      418   Icade                                      34,325
    1,763   Klepierre LLC                              45,471
      758   Mercialys                                  23,394
      110   Societe de la Tour Eiffel                   3,688
      276   Societe Immobiliere de Location
               pour l'Industrie et le Commerce         24,335
    1,725   Unibail-Rodamco SA                        256,900
                                                  ------------
                                                      464,758
                                                  ------------
            GERMANY -- 0.4%
      594   Alstria Office AG                           4,666
      484   Colonia Real Estate AG (b)                  1,996
      729   Deutsche Euroshop AG                       22,448
      560   Deutsche Wohnen AG (b)                      7,809
      499   DIC Asset AG (b)                            3,535

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2009 (UNAUDITED)


SHARES      DESCRIPTION                                 VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            GERMANY (CONTINUED)
      553   Patrizia Immobilien AG (b)            $     2,149
      421   Vivacon AG (b)                                325
                                                  ------------
                                                       42,928
                                                  ------------
            GREECE -- 0.1%
      540   Babis Vovos International
               Construction SA (b)                      3,250
      388   Eurobank Properties Real Estate
               Investment Co.                           3,865
      279   Lamda Development SA (b)                    2,348
                                                  ------------
                                                        9,463
                                                  ------------
            GUERNSEY -- 0.3%
    5,776   F&C Commercial Property Trust Ltd.          7,151
    7,034   ING UK Real Estate Income Trust
               Ltd.                                     3,530
    6,866   Invista Foundation Property Trust
               Ltd.                                     3,332
    1,759   IRP Property Investments Ltd.               1,664
    1,204   ISIS Property Trust Ltd.                    1,565
    2,207   Standard Life Investment Property
               Income Trust PLC                         1,688
    5,338   UK Commercial Property Trust Ltd.           5,906
                                                  ------------
                                                       24,836
                                                  ------------
            HONG KONG -- 14.0%
   46,622   Champion Real Estate Investment
               Trust                                   15,280
   87,373   China Overseas Land & Investment
               Ltd.                                   202,930
   44,407   Hang Lung Properties Ltd.                 146,972
   22,675   Henderson Land Development Co.,
               Ltd.                                   130,051
   16,776   Hysan Development Co., Ltd.                43,076
   12,051   Kowloon Development Co., Ltd.              10,651
   45,522   Link (The) REIT                            97,152
   60,914   New World Development Co., Ltd.           110,195
   34,763   Shenzhen Investment Ltd.                   14,488
   51,386   Sino Land Co., Ltd.                        85,134
   40,975   Sun Hung Kai Properties Ltd.              511,788
                                                  ------------
                                                    1,367,717
                                                  ------------
            ITALY -- 0.1%
    8,125   Beni Stabili S.p.A                          6,366
    2,625   Immobiliare Grande Distribuzione            4,577
                                                  ------------
                                                       10,943
                                                  ------------
            JAPAN -- 14.6%
    1,916   AEON Mall Co., Ltd.                        36,556
    1,237   DAIBIRU Corp.                              10,670
    3,340   HEIWA Real Estate Co., Ltd.                10,956
       13   Japan Prime Realty Investment Corp.        28,204


SHARES      DESCRIPTION                                 VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
        9   Japan Real Estate Investment Corp.    $    74,833
        8   Japan Retail Fund Investment Corp.         37,037
        4   Kenedix Realty Investment Corp.            13,868
   21,930   Mitsubishi Estate Co., Ltd.               366,733
   19,081   Mitsui Fudosan Co., Ltd.                  333,350
        2   MORI TRUST Sogo Reit, Inc.                 14,263
       12   Nippon Building Fund, Inc.                102,891
        6   Nomura Real Estate Office Fund,
               Inc.                                    38,242
       28   NTT Urban Development Corp.                27,176
        5   ORIX JREIT, Inc.                           22,941
        3   Premier Investment Co.                     10,713
    9,744   Sumitomo Realty & Development Co.,
               Ltd.                                   179,131
    2,192   TOC Co., Ltd.                               9,579
    5,375   Tokyo Tatemono Co., Ltd.                   30,073
    8,297   Tokyu Land Corp.                           37,896
        3   TOKYU REIT, Inc.                           16,256
        3   Top REIT, Inc., Class A                    11,616
        4   United Urban Investment Corp.              17,190
                                                  ------------
                                                    1,430,174
                                                  ------------
            LUXEMBOURG -- 0.1%
      955   Gagfah SA                                   7,918
    1,201   ProLogis European Properties                4,549
                                                  ------------
                                                       12,467
                                                  ------------
            NETHERLANDS -- 1.7%
    1,574   Corio N.V.                                 76,533
      759   Eurocommercial Properties N.V.             23,372
      835   Nieuwe Steen Investments Funds
               N.V.                                    12,885
      439   VastNed Offices/Industrial N.V.             6,454
      348   Vastned Retail N.V.                        17,282
      441   Wereldhave N.V.                            32,789
                                                  ------------
                                                      169,315
                                                  ------------
            NEW ZEALAND -- 0.1%
   16,945   Kiwi Income Property Trust                  9,840
                                                  ------------
            NORWAY -- 0.0%
    3,209   Norwegian Property ASA (b)                  2,845
                                                  ------------
            SINGAPORE -- 3.8%
   17,000   Allgreen Properties Ltd.                   11,854
   35,400   Ascendas Real Estate Investment
               Trust                                   38,861
   43,890   CapitaCommercial Trust                     24,848
   67,530   Capitaland Ltd.                           172,975
   49,883   CapitaMall Trust                           48,216
   14,521   Keppel Land Ltd.                           22,157
   30,790   Mapletree Logistics Trust                  11,798
    3,000   Singapore Land Ltd.                        11,081

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2009 (UNAUDITED)


SHARES      DESCRIPTION                                 VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SINGAPORE (CONTINUED)
   33,197   Suntec Real Estate Investment
               Trust                              $    19,711
   12,087   Wing Tai Holdings Ltd.                     11,266
                                                  ------------
                                                      372,767
                                                  ------------
            SWEDEN -- 0.8%
    3,650   Castellum AB                               23,230
    3,593   Fabege AB                                  12,156
    1,723   Hufvudstaden AB                            10,698
    2,650   Klovern AB                                  6,217
    2,897   Kungsleden AB                              13,369
      790   Wihlborgs Fastigheter AB                   10,624
                                                  ------------
                                                       76,294
                                                  ------------
            SWITZERLAND -- 1.1%
      121   Allreal Holding AG                         14,343
       65   Jelmoli Holding AG                         23,570
      995   PSP Swiss Property AG (b)                  47,527
      408   Swiss Prime Site AG (b)                    19,977
      772   Zueblin Immobilien Holding AG (b)           2,963
                                                  ------------
                                                      108,380
                                                  ------------
            UNITED KINGDOM -- 6.0%
      509   A.J. Mucklow Group PLC                      2,094
    2,696   Big Yellow Group PLC (b)                   15,169
   18,090   British Land Co., PLC                     113,689
    5,755   Brixton PLC                                 3,811
      510   CLS Holdings PLC (b)                        2,559
      104   Daejan Holdings PLC                         3,297
    2,134   Derwent London PLC                         32,826
      864   Development Securities PLC                  3,731
    2,201   Grainger PLC                                5,287
    6,635   Great Portland Estates PLC                 24,015
   14,791   Hammerson PLC                              74,706
    2,272   Helical Bar PLC                            12,288
   16,041   Land Securities Group PLC                 124,366
   12,004   Liberty International PLC                  78,453
      748   Primary Health Properties PLC               3,077
    2,745   Quintain Estates & Development PLC          2,269
  119,432   Segro PLC                                  47,649
    3,077   Shaftesbury PLC                            15,275
    3,189   St. Modwen Properties PLC                   9,549
    2,681   Unite Group PLC                             5,999
   22,078   Workspace Group PLC                         5,085
                                                  ------------
                                                      585,194
                                                  ------------
            UNITED STATES -- 33.6%
      842   Acadia Realty Trust                        10,988
      168   Agree Realty Corp.                          3,079
       43   Alexander's, Inc.                          11,593
      832   Alexandria Real Estate Equities,
               Inc.                                    29,777


   SHARES    DESCRIPTION                                 VALUE
--------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)
     3,103   AMB Property Corp.                   $    58,367
     1,107   American Campus Communities, Inc.         24,553
     2,480   Apartment Investment & Management
                Co.                                    21,948
     2,026   Ashford Hospitality Trust                  5,693
       351   Associated Estates Realty Corp.            2,092
     1,695   AvalonBay Communities, Inc.               94,818
     2,062   BioMed Realty Trust, Inc.                 21,094
     2,892   Boston Properties, Inc.                  137,948
     2,728   Brandywine Realty Trust                   20,324
     1,082   BRE Properties, Inc.                      25,708
     1,415   Camden Property Trust                     39,054
     2,572   CBL & Associates Properties, Inc.         13,863
       956   Cedar Shopping Centers, Inc.               4,321
     1,031   Colonial Properties Trust                  7,629
     1,154   Corporate Office Properties Trust         33,847
     2,444   Corrections Corp. of America (b)          41,524
       837   Cousins Properties, Inc.                   7,115
     4,255   DCT Industrial Trust, Inc.                17,360
     2,943   Developers Diversified Realty
                Corp.                                  14,362
     2,291   DiamondRock Hospitality Co.               14,342
     1,610   Digital Realty Trust, Inc.                57,719
     1,930   Douglas Emmett, Inc.                      17,351
     4,750   Duke Realty Corp.                         41,658
       860   DuPont Fabros Technology, Inc.             8,101
       535   EastGroup Properties, Inc.                17,666
       605   Education Realty Trust, Inc.               2,595
       742   Entertainment Properties Trust            15,285
       535   Equity Lifestyle Properties, Inc.         19,891
       913   Equity One, Inc.                          12,106
     5,789   Equity Residential                       128,689
       583   Essex Property Trust, Inc.                36,280
     1,833   Extra Space Storage, Inc.                 15,306
     1,247   Federal Realty Investment Trust           64,245
     1,373   FelCor Lodging Trust, Inc.                 3,378
       948   First Industrial Realty Trust,
                Inc.                                    4,124
       580   First Potomac Realty Trust                 5,655
     2,669   Forest City Enterprises, Inc.,
                Class A                                17,615
       392   Getty Realty Corp.                         7,397
       317   Government Properties Income Trust
                (b)                                     6,508
     5,782   HCP, Inc.                                122,521
     2,350   Health Care REIT, Inc.                    80,135
     1,248   Healthcare Realty Trust, Inc.             21,004
     1,024   Hersha Hospitality Trust                   2,540
     1,503   Highwoods Properties, Inc.                33,622
       897   Hilltop Holdings, Inc. (b)                10,647
       698   Home Properties, Inc.                     23,802
     1,991   Hospitality Properties Trust              23,673
    12,786   Host Hotels & Resorts, Inc.              107,275

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2009 (UNAUDITED)


SHARES       DESCRIPTION                                VALUE
----------- ---------------------------------------------------

             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)
     4,746   HRPT Properties Trust                $    19,269
     1,811   Inland Real Estate Corp.                  12,677
     1,346   Investors Real Estate Trust               11,966
       915   Kilroy Realty Corp.                       18,794
     7,986   Kimco Realty Corp.                        80,259
     1,336   Kite Realty Group Trust                    3,901
     1,345   LaSalle Hotel Properties                  16,597
     2,350   Lexington Realty Trust                     7,990
     2,213   Liberty Property Trust                    50,988
       492   LTC Properties, Inc.                      10,061
     1,682   Macerich (The) Co.                        29,620
     1,660   Mack-Cali Realty Corp.                    37,848
     1,701   Medical Properties Trust, Inc.            10,325
       598   Mid-America Apartment Communities,
                Inc.                                   21,953
       217   National Healthcare Corp.                  8,233
     1,696   National Retail Properties, Inc.          29,426
     2,172   Nationwide Health Properties, Inc.        55,907
     1,747   OMEGA Healthcare Investors, Inc.          27,113
       459   Parkway Properties, Inc.                   5,967
       853   Pennsylvania Real Estate
                Investment Trust                        4,265
       932   Post Properties, Inc.                     12,526
     9,392   ProLogis                                  75,700
       325   PS Business Parks, Inc.                   15,743
     2,708   Public Storage                           177,320
       397   Ramco-Gershenson Properties Trust          3,974
     2,213   Realty Income Corp.                       48,509
     1,698   Regency Centers Corp.                     59,277
       284   Saul Centers, Inc.                         8,398
     2,555   Senior Housing Properties Trust           41,698
     5,953   Simon Property Group, Inc.               306,163
     1,630   SL Green Realty Corp.                     37,392
       481   Sovran Self Storage, Inc.                 11,833
     1,595   Strategic Hotels & Resorts, Inc.           1,770
       395   Sun Communities, Inc.                      5,443
     1,595   Sunstone Hotel Investors, Inc.             8,533
       671   Tanger Factory Outlet Centers,
                Inc.                                   21,761
       842   Taubman Centers, Inc.                     22,616
     3,193   UDR, Inc.                                 32,984
       252   Universal Health Realty Income
                Trust                                   7,943
       389   Urstadt Biddle Properties, Inc.            5,477
     1,224   U-Store-It Trust                           5,998
     3,321   Ventas, Inc.                              99,165
     3,780   Vornado Realty Trust                     170,213
     1,231   Washington Real Estate Investment
                Trust                                  27,537
     2,538   Weingarten Realty Investors               36,826


SHARES       DESCRIPTION                                VALUE
---------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)
       250   Winthrop Realty Trust, Inc.          $     2,233
                                                  ------------
                                                    3,278,378
                                                  ------------

             TOTAL COMMON STOCKS -- 99.9%
              (Cost $12,403,116)                    9,760,557
             RIGHTS -- 0.1%
             AUSTRALIA -- 0.0%
    15,675   Mirvac Group, expiring 7/01/09 (b)         1,011
             UNITED KINGDOM -- 0.1%
     1,705   Shaftesbury PLC, expiring 6/30/09) (b)     3,450
                                                  ------------

            TOTAL RIGHTS-- 0.1%                         4,461
             (Cost $4,621)                        ------------

            MONEY MARKET FUND -- 0.4%
    41,285  Morgan Stanley Institutional Treasury
             Money Market Fund- 0.03% (c)
              (Cost $41,285)                           41,285
                                                  ------------

            TOTAL INVESTMENTS -- 100.4%
              (Cost $12,449,022) (d)                9,806,303
            NET OTHER ASSETS AND
              LIABILITIES -- (0.4)%                   (37,395)
                                                  ------------
            NET ASSETS -- 100.0%                  $ 9,768,908
                                                  ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at June 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $123,850 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,766,569.


-------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2009 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

INVESTMENTS                    LEVEL 1          LEVEL 2         LEVEL 3
                              ------------------------------------------
Common Stocks                 $ 9,760,557       $    -          $    -
Rights                              4,461            -               -
Money Market                       41,285            -               -
                              ------------------------------------------
Total Investments             $ 9,806,303       $    -          $    -
                              ==========================================

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2009 (UNAUDITED)


                                           % OF
INDUSTRY                                NET ASSETS
----------------------------------------------------
Real Estate Investment Trusts             64.1%
Real Estate Management & Developement     34.8
Commercial Services & Supplies             0.4
Money Market Fund                          0.4
Capital Markets                            0.2
Hotels, Restaurants & Leisure              0.2
Insurance                                  0.1
Health Care Providers & Services           0.1
Rights                                     0.1
----------------------------------------------------
TOTAL INVESTMENTS                        100.4
NET OTHER ASSETS AND LIBILITIES           (0.4)
                                        -------
TOTAL                                    100.0%
                                        =======

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AUSTRALIA -- 27.7%
    37,114  Adelaide Brighton Ltd.                $   67,290
     4,648  Australia & New Zealand Banking
               Group Ltd.                             61,761
     4,614  Billabong International Ltd.              32,532
     2,010  Commonwealth Bank of Australia            63,167
    50,248  Commonwealth Property Office Fund         33,607
    49,332  CSR Ltd.                                  67,578
    41,525  David Jones Ltd.                         152,247
     5,999  Felix Resources Ltd.                      68,643
   100,912  ING Office Fund                           37,405
     3,674  Lion Nathan Ltd.                          34,253
    39,252  Macquarie Airports                        73,064
    49,542  Macquarie Infrastructure Group            57,087
     3,475  National Australia Bank Ltd.              62,836
     9,078  Orica Ltd.                               158,883
    44,578  Qantas Airways Ltd.                       72,201
     4,565  Sims Metal Management Ltd.                97,517
    25,968  Stockland                                 67,169
    13,259  Suncorp-Metway Ltd.                       71,584
    11,190  Telstra Corp., Ltd.                       30,567
     5,969  United Group Ltd.                         49,782
     4,393  Wesfarmers Ltd.                           80,178
     3,770  Westfield Group                           34,571
     3,456  Westpac Banking Corp.                     56,393
     3,663  WorleyParsons Ltd.                        70,279
                                                 ------------
                                                   1,600,594
                                                 ------------
            AUSTRIA -- 2.5%
     1,392  OMV AG                                    52,120
     3,337  voestalpine AG                            91,520
                                                 ------------
                                                     143,640
                                                 ------------
            BELGIUM -- 0.3%
       246  Mobistar SA                               15,157
                                                 ------------
            BERMUDA -- 5.9%
     4,348  Esprit Holdings Ltd.                      24,265
    26,574  Orient Overseas International Ltd.       113,496
    26,774  VTech Holdings Ltd.                      182,753
     9,310  Yue Yuen Industrial Holdings Ltd.         21,935
                                                 ------------
                                                     342,449
                                                 ------------
            CANADA -- 4.3%
     3,156  Bell Aliant Regional
               Communications Income Fund             71,496
     4,470  Canadian Oil Sands Trust                 106,797
       927  Manitoba Telecom Services, Inc.           27,153
     3,507  Russel Metals, Inc.                       45,407
                                                 ------------
                                                     250,853
                                                 ------------
            FINLAND -- 8.2%
     1,287  Fortum Oyj                                29,285
     2,178  KCI Konecranes Oyj                        51,179
     7,611  Metso Oyj                                142,006


SHARES      DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FINLAND (CONTINUED)
     4,943  Rautaruukki Oyj                      $    98,814
    14,916  Yit Oyj                                  154,845
                                                 ------------
                                                     476,129
                                                 ------------
            FRANCE -- 3.3%
     1,721  France Telecom SA                         39,016
       892  PPR SA                                    72,772
     3,324  Vivendi SA                                79,436
                                                 ------------
                                                     191,224
                                                 ------------
            GERMANY -- 1.9%
     1,174  BASF SE                                   46,658
       667  K+S AG                                    37,456
       292  RWE AG                                    22,977
                                                 ------------
                                                     107,091
                                                 ------------
            HONG KONG -- 3.7%
     3,131  CLP Holdings Ltd.                         20,765
    32,566  CNOOC Ltd.                                40,382
    59,898  Cosco Pacific Ltd.                        67,472
     3,895  Hongkong Electric Holdings                21,661
    16,293  Television Broadcasts Ltd.                65,487
                                                 ------------
                                                     215,767
                                                 ------------
            ITALY -- 2.4%
     1,503  ENI S.p.A                                 35,528
    20,794  Milano Assicurazioni S.p.A                68,989
    26,012  Telecom Italia S.p.A                      35,944
                                                 ------------
                                                     140,461
                                                 ------------
            NETHERLANDS -- 4.8%
     1,289  Fugro N.V.                                53,381
    11,443  Koninklijke BAM Groep N.V.                92,834
     3,295  Koninklijke Boskalis Westminster
               N.V.                                   74,698
       491  Smit Internationale N.V.                  29,074
       401  Wereldhave N.V.                           29,815
                                                 ------------
                                                     279,802
                                                 ------------
            NEW ZEALAND -- 2.2%
    12,321  Fletcher Building Ltd.                    52,308
    41,808  Telecom Corp. of New Zealand Ltd.         73,640
                                                 ------------
                                                     125,948
                                                 ------------
            PORTUGAL -- 0.4%
     3,438  CIMPOR Cimentos de Portugal SGPS
               SA                                     25,080
                                                 ------------
            SINGAPORE -- 9.3%
     4,504  Jardine Cycle & Carriage Ltd.             59,705
    32,000  Keppel Corp. Ltd.                        152,444
    14,000  SembCorp Industries Ltd.                  29,191
    60,000  Singapore Petroleum Co., Ltd.            257,249

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

JUNE 30, 2009 (UNAUDITED)


SHARES      DESCRIPTION                                VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SINGAPORE (CONTINUED)
    17,000  UOL Group Ltd.                       $    38,733
                                                 ------------
                                                     537,322
                                                 ------------
            SPAIN -- 0.9%
     2,785  Gas Natural SDG SA                        50,673
                                                 ------------
            SWEDEN -- 5.3%
    15,342  NCC AB, Class B                          133,242
     6,749  Sandvik AB                                50,084
     5,231  SSAB Svenskt Stal AB                      60,856
     1,827  Svenska Handelsbanken AB                  34,517
     4,835  TeliaSonera AB                            25,382
                                                 ------------
                                                     304,081
                                                 ------------
            UNITED KINGDOM -- 9.2%
     3,370  Amlin PLC                                 16,758
     8,154  BP PLC                                    64,097
     9,421  Brit Insurance Holdings PLC               29,255
    26,899  BT Group PLC                              44,918
    36,000  Hays PLC                                  50,787
    19,396  HMV Group PLC                             35,979
     9,267  IMI PLC                                   47,529
     2,417  Jardine Lloyd Thompson Group PLC          16,035
     2,864  Provident Financial PLC                   37,388
     5,413  Rexam PLC                                 25,336
     1,509  Severn Trent PLC                          27,160
    44,071  Tomkins PLC                              107,308
     3,466  United Utilities PLC                      28,340
                                                 ------------
                                                     530,890
                                                 ------------
            UNITED STATES -- 7.7%
     2,438  Altria Group, Inc.                        39,959
     1,018  American Electric Power Co., Inc.         29,410
     1,007  AT&T, Inc.                                25,014
     5,372  CenterPoint Energy, Inc.                  59,522
       664  Consolidated Edison, Inc.                 24,847
     2,196  Dow Chemical (The) Co.                    35,443
       743  DTE Energy Co.                            23,776
     2,297  General Electric Co.                      26,921
     3,694  MeadWestvaco Corp.                        60,619
     1,639  Pepco Holdings, Inc.                      22,028
       717  Progress Energy, Inc.                     27,124
       692  SCANA Corp.                               22,469
       575  Southern Co.                              17,917
     2,514  TECO Energy, Inc.                         29,992
                                                 ------------
                                                     445,041
                                                 ------------


            TOTAL INVESTMENTS -- 100.0%
              (Cost $5,385,503) (b)                5,782,202
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                      2,129
                                                 ------------
            NET ASSETS -- 100.0%                 $ 5,784,331
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $889,383 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $492,684.


------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2009 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

INVESTMENTS                    LEVEL 1          LEVEL 2         LEVEL 3
                              ------------------------------------------
Common Stocks                 $ 5,782,202       $    -          $    -
                              ------------------------------------------
Total Investments             $ 5,782,202       $    -          $    -
                              ==========================================

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

JUNE 30, 2009 (UNAUDITED)

                                             % OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------------
Oil, Gas & Consumable Fuels                 10.8%
Construction & Engineering                   8.7
Industrial Conglomerates                     6.7
Diversified Telecommunication
     Services                                6.4
Metals & Mining                              6.1
Machinery                                    5.0
Commercial Banks                             4.9
Chemicals                                    4.8
Transportation Infrastructure                4.0
Multiline Retail                             3.8
Multi-Utilities                              3.6
Insurance                                    3.5
Real Estate Investment Trusts                3.5
Communications Equipment                     3.1
Electric Utilities                           2.9
Media                                        2.5
Construction Materials                       2.5
Energy Equipment & Services                  2.1
Marine                                       2.0
Food & Staples Retailing                     1.4
Airlines                                     1.2
Paper & Forest Products                      1.1
Specialty Retail                             1.0
Distributors                                 1.0
Textiles, Apparel & Luxury Goods             1.0
Professional Services                        0.9
Gas Utilities                                0.9
Trading Companies & Distributors             0.8
Tobacco                                      0.7
Real Estate Management & Development         0.7
Consumer Finance                             0.6
Beverages                                    0.6
Water Utilities                              0.5
Containers & Packaging                       0.4
Wireless Telecommunication Services          0.3
----------------------------------------------------------
TOTAL INVESTMENTS                          100.0
NET OTHER ASSETS AND LIABILITIES               -
                                        ----------
TOTAL                                      100.0%
                                        ==========

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
--------------------------------------------------------------

              COMMON STOCKS -- 100.0%
              AUSTRALIA -- 5.0%
      71,015  AGL Energy Ltd.                  $     769,663
   4,178,333  Babcock & Brown Wind Partners        3,871,944
                                               --------------
                                                   4,641,607
                                               --------------
              BELGIUM -- 6.6%
   2,419,001  Hansen Transmissions
                 International  (b)                6,138,738
                                               --------------
              BERMUDA -- 0.5%
   4,151,521  China Windpower Group Ltd. (b)         455,325
                                               --------------
              BRAZIL -- 1.2%
      76,386  Centrais Eletricas Brasileiras
                 SA, ADR (b)                       1,113,708
                                               --------------
              CANADA -- 0.6%
      38,079  Boralex, Inc.      (b)                 261,903
      79,306  Canadian Hydro Developers, Inc.
                  (b)                                254,319
                                               --------------
                                                     516,222
                                               --------------
              CAYMAN ISLANDS -- 0.8%
     398,645  China High Speed Transmission
                 Equipment Group Co., Ltd.           794,199
                                               --------------
              CHINA -- 0.3%
     253,789  Harbin Power Equipment Co.
                 Ltd.                                239,379
                                               --------------
              DENMARK -- 8.9%
     325,504  Greentech Energy Systems A/S
                 (b)                               1,391,921
      96,030  Vestas Wind Systems A/S (b)          6,883,255
                                               --------------
                                                   8,275,176
                                               --------------
              FRANCE -- 3.5%
      16,893  Alstom SA                              996,640
      15,824  EDF Energies Nouvelles SA              784,951
     331,112  Theolia SA (b)                       1,444,606
                                               --------------
                                                   3,226,197
                                               --------------
              GERMANY -- 14.7%
     262,992  Conergy AG (b)                         228,743
      37,275  E.ON AG, ADR                         1,318,793
     233,231  Nordex AG (b)                        3,657,987
     530,792  PNE Wind AG (b)                      1,608,393
      34,509  REpower Systems AG (b)               5,653,951
      17,411  Siemens AG, ADR                      1,204,667
                                               --------------
                                                  13,672,534
                                               --------------
              GREECE -- 0.5%
      75,433  Terna Energy SA                        477,257
                                               --------------


SHARES        DESCRIPTION                              VALUE
--------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              GUERNSEY -- 1.5%
   2,012,685  Renewable Energy Generation
                 Ltd.                          $   1,357,618
                                               --------------
              JAPAN -- 4.5%
         687  Japan Wind Development Co.
                 Ltd.                              3,052,224
      99,600  Mitsui & Co. Ltd.                    1,184,840
                                               --------------
                                                   4,237,064
                                               --------------
              PORTUGAL -- 1.1%
     271,184  EDP-Energias de Portugal SA          1,062,549
                                               --------------
              SPAIN -- 26.1%
       8,278  Acciona SA                           1,017,287
     690,288  EDP Renovaveis SA (b)                7,069,150
      53,917  Endesa SA                            1,290,384
     918,083  Fersa Energias Renovables SA         2,756,194
     272,025  Gamesa Corp. Tecnologica SA          5,155,588
   1,546,542  Iberdrola Renovables SA (b)          7,061,984
                                               --------------
                                                  24,350,587
                                               --------------
              SWEDEN -- 0.8%
      63,966  SKF AB                                 787,692
                                               --------------
              SWITZERLAND -- 1.1%
      10,720  BKW FMB Energie AG                     789,287
         489  Gurit Holding AG                       225,024
                                               --------------
                                                   1,014,311
                                               --------------
              UNITED KINGDOM -- 5.2%
      25,881  BP PLC,  ADR                         1,234,006
   1,197,332  Clipper Windpower PLC (b)            2,363,816
      24,355  Royal Dutch Shell PLC,  ADR          1,222,378
                                               --------------
                                                   4,820,200
                                               --------------
              UNITED STATES -- 17.1%
      99,169  AES Corp.  (b)                       1,151,352
      18,985  Allegheny Technologies, Inc.           663,146
      31,690  Alliant Energy Corp.                   828,060
      19,073  American Superconductor Corp.
                 (b)                                 500,666
       4,453  Ameron International Corp.             298,529
     406,957  Broadwind Energy, Inc. (b)           4,606,753
     220,859  Capstone Turbine Corp. (b)             183,313
      23,679  Deere & Co.                            945,976
      72,265  Duke Energy Corp.                    1,054,347
      47,497  Federal Mogul Corp. (b)                448,847
      18,473  FPL Group, Inc.                      1,050,375
      98,086  General Electric Co.                 1,149,568
      15,050  Kaydon Corp.                           490,028
      32,626  NRG Energy, Inc. (b)                   846,971
      24,293  Otter Tail Corp.                       530,559
      35,503  Trinity Industries, Inc.               483,551
      24,574  Woodward Governor Co.                  486,565

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

JUNE 30, 2009 (UNAUDITED)


SHARES        DESCRIPTION                             VALUE
--------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
      21,831  Zoltek Cos., Inc. (b)              $   212,197
                                                 ------------
                                                  15,930,803
                                                 ------------

              TOTAL COMMON STOCKS -- 100.0%
               (Cost $114,354,191)                93,111,166
              RIGHTS -- 0.0%
              GERMANY -- 0.0%
     446,472  PNE Wind AG, expiring 7/08/09
                 (Cost $0) (b)                        18,790
                                                 ------------

              TOTAL INVESTMENTS -- 100.0%
                (Cost $114,354,191) (c)           93,129,956
              NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                   12,218
                                                 ------------

              NET ASSETS -- 100.0%               $93,142,174
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,797,552 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,021,787.

ADR  -  American Depositary Receipt


-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2009 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

INVESTMENTS                    LEVEL 1          LEVEL 2         LEVEL 3
                              ------------------------------------------
Common Stocks                 $ 93,111,166      $    -          $    -
Rights                              18,790           -               -
                              ------------------------------------------
Total Investments             $ 93,129,956      $    -          $    -
                              ==========================================


                                              % OF
INDUSTRY                                   NET ASSETS
----------------------------------------------------------
Independent Power Producers &
     Energy Traders                        32.9%
Electrical Equipment                       31.7
Electric Utilities                         12.6
Machinery                                   9.4
Oil, Gas & Consumable Fuels                 5.5
Industrial Conglomerates                    3.1
Multi-Utilities                             1.7
Trading Companies & Distributors            1.2
Metals & Mining                             0.7
Auto Components                             0.5
Chemicals                                   0.4
Building Products                           0.3
----------------------------------------------------------
TOTAL INVESTMENTS                         100.0
NET OTHER ASSETS AND LIABILITIES              -
                                       ----------
TOTAL                                     100.0%
                                       ==========

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2009 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AUSTRALIA -- 2.9%
    41,389  Leighton Holdings Ltd.             $     783,756
                                               --------------
            BERMUDA -- 0.1%
   165,000  HKC (Holdings) Ltd.                       14,052
                                               --------------
            CANADA -- 3.1%
    18,377  SNC-Lavalin Group, Inc.                  677,002
     7,230  Stantec, Inc. (b)                        173,982
                                               --------------
                                                     850,984
                                               --------------
            CHINA -- 4.6%
   608,592  China Communications
               Construction Co. Ltd.                 711,459
   690,832  China Railway Group Ltd. (b)             555,336
                                               --------------
                                                   1,266,795
                                               --------------
            EGYPT -- 1.9%
    16,132  Orascom Construction Industries,
               GDR GDR                               524,451
                                               --------------
            FINLAND -- 1.2%
    30,503  Yit Oyj                                  316,657
                                               --------------
            FRANCE -- 8.4%
    24,505  Bouygues SA                              921,305
     8,353  Eiffage SA                               486,301
    20,121  Vinci SA                                 902,838
                                               --------------
                                                   2,310,444
                                               --------------
            GERMANY -- 2.5%
    13,369  Hochtief AG                              673,298
                                               --------------
            ITALY -- 2.2%
   108,514  Impregilo S.p.A                          377,149
    30,744  Maire Tecnimont S.p.A                    100,276
    11,161  Trevi Finanziaria S.p.A                  129,721
                                               --------------
                                                     607,146
                                               --------------
            JAPAN -- 21.6%
    62,000  Chiyoda Corp.                            503,285
    32,300  COMSYS Holdings Corp.                    357,753
    46,000  JGC Corp.                                744,901
   226,000  Kajima Corp.                             706,140
    32,000  Kandenko Co. Ltd.                        237,505
    45,000  Kinden Corp.                             395,651
    29,000  Kyowa Exeo Corp.                         288,992
    21,000  Maeda Corp.                               80,002
     7,000  Maeda Road Construction Co.,
               Ltd.                                   71,646
   129,000  Obayashi Corp.                           633,383
    45,000  Okumura Corp.                            175,637
   154,000  Shimizu Corp.                            671,407
     2,500  SHO-BOND Holdings Co. Ltd.                47,516
   178,000  Taisei Corp.                             430,518
    55,000  Toda Corp.                               224,944
    15,000  Toshiba Plant Systems & Services
               Corp. 170,343


SHARES      DESCRIPTION                               VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
    56,000  Toyo Engineering Corp.             $     190,087
                                               --------------
                                                   5,929,710
                                               --------------
            NETHERLANDS -- 5.8%
     8,005  Arcadis N.V.                             133,018
    40,084  Chicago Bridge & Iron Co., N.V.          497,042
    15,734  Imtech N.V.                              305,484
    33,464  Koninklijke BAM Groep N.V.               271,484
    17,515  Koninklijke Boskalis Westminster N.V.    397,069
                                               --------------
                                                   1,604,097
                                               --------------
            NORWAY -- 2.0%
    66,042  Aker Solutions ASA                       545,373
                                               --------------
            PANAMA -- 2.5%
    33,403  McDermott International, Inc. (b)        678,415
                                               --------------
            PORTUGAL -- 0.3%
    19,754  Mota-Engil SGPS SA                        89,510
                                               --------------
            SPAIN -- 7.2%
    16,723  ACS Actividades de Construccion
               y Servicios SA                        845,733
    13,606  Obrascon Huarte Lain SA                  268,940
    30,544  Sacyr Vallehermoso SA                    423,347
     9,012  Tecnicas Reunidas SA                     425,170
                                               --------------
                                                   1,963,190
                                               --------------
            SWEDEN -- 2.8%
    68,282  Skanska AB                               763,395
                                               --------------
            SWITZERLAND -- 2.6%
    29,951  Foster Wheeler AG (b)                    711,336
                                               --------------
            UNITED KINGDOM -- 4.8%
    55,185  AMEC PLC                                 592,860
    27,842  Atkins WS PLC                            273,002
    83,927  Balfour Beatty PLC                       426,656
     3,090  Keller Group PLC                          28,138
                                               --------------
                                                   1,320,656
                                               --------------
            UNITED STATES -- 23.5%
    20,284  Aecom Technology Corp. (b)               649,088
    22,551  EMCOR Group, Inc. (b)                    453,726
    17,040  Fluor Corp.                              873,982
    14,480  Granite Construction, Inc.               481,894
    19,998  Jacobs Engineering Group, Inc.
               (b)                                   841,716
    37,699  KBR, Inc.                                695,170
    32,729  Quanta Services, Inc. (b)                757,022
    22,189  Shaw Group (The), Inc. (b)               608,200
    17,682  Tutor Perini Corp. (b)                   306,959
    15,838  URS Corp. (b)                            784,298
                                               --------------
                                                   6,452,055
                                               --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

JUNE 30, 2009 (UNAUDITED)


            DESCRIPTION                               VALUE
            --------------------------------------------------

            TOTAL INVESTMENTS -- 100.0%
              (Cost $25,148,469) (c)           $  27,405,320
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                      9,986
                                               --------------
            NET ASSETS -- 100.0%               $  27,415,306
                                               ==============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,665,460 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $408,609.


--------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2009 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

INVESTMENTS
                               LEVEL 1          LEVEL 2         LEVEL 3
                              ------------------------------------------
Common Stocks                 $ 27,405,320      $    -          $    -
                              ------------------------------------------
Total Investments             $ 27,405,320      $    -          $    -
                              ==========================================




                                         % OF
INDUSTRY                              NET ASSETS
------------------------------------------------------------

Construction & Engineering               90.1%
Energy Equipment & Services               5.8
Industrial Conglomerates                  2.5
Professional Services                     1.6
------------------------------------------------------------
TOTAL INVESTMENTS                       100.0
NET OTHER ASSETS AND LIABILITIES            -
                                    ----------
TOTAL                                   100.0%
                                    ==========

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)


1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 20, 2006, and is registered with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940 as amended (the "1940 Act"). The Trust currently consists of five exchange-traded funds (each a "Fund" or collectively, the "Funds") as follows:

    First Trust Dow Jones STOXX(R) European Select Dividend Index Fund First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund First Trust Dow Jones Global Select Dividend Index Fund
    First Trust ISE Global Wind Energy Index Fund
    First Trust ISE Global Engineering and Construction Index Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange and fair value pricing may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official

FIRST TRUST EXCHANGE-TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)


closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its index.

Because foreign markets may be open on different days than the days during which investors may purchase shares of each Fund, the value of each Fund's securities may change on days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rate used by the Index may adversely affect the Fund's ability to track the Index.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

       o Level 1 - quoted prices in active markets for identical securities
       o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
       o Level 3 - significant unobservable inputs (including the Funds' own assumption in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level 3 roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities".

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's net assets as of June 30, 2009 is included within each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Funds may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such investments.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
JUNE 30, 2009 (UNAUDITED)


                             ADDITIONAL INFORMATION

"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") and First Trust Dow Jones STOXX(R) European Select Dividend Index Fund. The Fund, based on the Dow Jones STOXX(R) Select Dividend 30 Index, is not sponsored, endorsed, sold, or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding advisability of trading or investing in such product.

The FTSE EPRA/NAREIT Global Real Estate Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund has obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. "FTSE(R)" , "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones and have been licensed for use. First Trust Dow Jones Global Select Dividend Index Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.


International Securities Exchange(TM), ISE(TM), the ISE Global Wind Energy Index(TM) and the ISE Global Engineering and Construction Index are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust ISE Global Wind Energy Index Fund and the First Trust ISE Global Engineering and Construction Index Fund are not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
    15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund II
              -------------------------------------------

By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: August 24, 2009
      ---------------------------------------------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: August 24, 2009
      ---------------------------------------------------



By: /s/ Mark R. Bradley
    ---------------------------------------------------------------------------
    Mark R. Bradley,
    Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)


Date: August 24, 2009
      ---------------------------------------------------